Commitments and Contigencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contigencies

16. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into various operating lease agreements principally for its office spaces in Mainland China, Taiwan and the United States. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were US$483, US$474 and US$743, respectively.

The future obligations for operating leases as of December 31, 2011 are as follows:

Amount
US$
For the year ending
2012	989
2013	985
2014	999
2015	1,022
Beyond 2016	1,824

Total minimum payment required	5,819

Contingencies

There were no significant legal contingencies during all periods presented.